Going Concern	6 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company had net loss from continuing operations was $49,423 for the six months ended December 31, 2018 and loss from, discontinued operations was $0, compared $2,500 and $13,399 for the six months ended December 31, 2017, respectively. The Company had total stockholder’s deficit $70,866 as of December 31 2018.The Company currently has not completed its efforts to establish a stabilized source of revenues sufficient to cover operating costs over an extended period of time. Therefore, there is substantial doubt about the ability of the entity to continue as a going concern within one year after the date that the financial statements are issued. Management anticipates that the Company will be dependent, for the near future, on additional investment capital to fund operating expenses. In light of management’s efforts, there are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern. The Company expects to finance operations primarily through capital contributions from the CEO. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.